SUBSIDIARY EQUITY OBLIGATIONS - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) tranche $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units		$ 1,650	$ 1,622
Limited-Life Funds and Redeemable Fund Units		1,896	$ 1,724
Brookfield Property Partners L.P. (“BPY”)
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 1,800	$ 1,800
Number of tranches | tranche	3
Exchangeable price of BPY preferred units issued to QIA | $ / shares		$ 25.70	$ 25.70
2021 | Brookfield Property Partners L.P. (“BPY”)
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 600	$ 600
2024 | Brookfield Property Partners L.P. (“BPY”)
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 600
Exchangeable price of BPY preferred units issued to QIA | $ / shares	$ 600,000,000
2026 | Brookfield Property Partners L.P. (“BPY”)
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 600
Exchangeable price of BPY preferred units issued to QIA | $ / shares	$ 600,000,000
Preferred equity held by third party investor in Manufactured Housing
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital		249	$ 249
Preferred equity held by third party investor in Rouse Properties L.P.
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital		142	142
Real Estate
Disclosure of subsidiaries [line items]
Limited-Life Funds and Redeemable Fund Units		921	813
Subsidiary preferred shares and capital		586	530
Real Estate | Preferred equity held by third party investor in Rouse Properties L.P.
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital		142	142
Real Estate | Preferred equity held by third party investor in BSREP II Vintage Estate Partners LLC
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital		10	29
Infrastructure
Disclosure of subsidiaries [line items]
Limited-Life Funds and Redeemable Fund Units		934	826
Corporate Activities
Disclosure of subsidiaries [line items]
Limited-Life Funds and Redeemable Fund Units		$ 41	$ 85